11. Employee and Director Benefit Programs (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Employee And Director Benefit Programs Details
Benefit obligation at beginning of period	$ 3,581	$ 3,382
Service cost	348	336	430
Interest cost	67	65	89
Benefits paid	(184)	(142)
Reversal of excess accrual	0	(60)
Benefit obligation at end of period	$ 3,812	$ 3,581	$ 3,382